Document and Entity Information	0 Months Ended
Sep. 05, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 05, 2013
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Sep. 18, 2013
Document Effective Date	Sep. 18, 2013
Prospectus Date	Sep. 18, 2013
Vident International Equity Fund | Vident International Equity Fund
Risk/Return:
Trading Symbol	VIDI